Loans and borrowings (Tables)	12 Months Ended
Dec. 31, 2022
Financial Instruments [Abstract]
Repayment Profile and Individual Loan Details
The repayment profile of the syndicated and other loans held by the Company is as follows:

	December 31, 2022	December 31, 2021
	€m	€m
Current liabilities
Syndicated loans	6.7	8.5
Lease liabilities	22.3	22.6
Less capitalized debt discounts and borrowing costs to be amortized within 1 year	(6.4)	(2.0)
Total due in less than one year	22.6	29.1
Non-current liabilities
Syndicated loans	1,333.5	1,347.4
2028 fixed rate senior secured notes	800.0	800.0
Lease liabilities	44.3	58.3
Less capitalized debt discounts and borrowing costs to be amortized in 2-5 years	(25.4)	(5.7)
Less capitalized debt discounts and borrowing costs to be amortized in more than 5 years	(10.1)	(1.7)
Total due after more than one year	2,142.3	2,198.3
Total borrowings	2,164.9	2,227.4